FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Liquidity risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liquidity risk
Accounts payables and accrued liabilities	$ 15,429	$ 15,193
Short-term liabilities	16,105	15,730
Lease liabilities	2,817	2,323	$ 1,076
Lease liabilities, contractual cash flows	3,423
Borrowings	1,988	$ 2,129	$ 1,793
Borrowings, contractual cash flows	2,330
Account payables and accrued liabilities, contractual cash flows	15,429
Convertible notes	56,544
Convertible Notes - Host
Liquidity risk
Convertible notes	49,817
Convertible notes, contractual cash flows	67,723
Convertible Notes - Embedded Derivatives
Liquidity risk
Convertible notes	6,727
0 to 12 months
Liquidity risk
Accounts payables and accrued liabilities	15,429
Lease liabilities	560
Borrowings	352
Year 2024
Liquidity risk
Lease liabilities	647
Borrowings	577
more than 24 months
Liquidity risk
Lease liabilities	2,216
Borrowings	1,401
more than 24 months | Convertible Notes - Host
Liquidity risk
Convertible notes	$ 67,723